3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Thailand, Baht
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.1015	0.0911
Average rates	0.0942	0.0989
Kuwait, Dinars
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	10.9791	10.6751
Average rates	10.5318	11.5548
United Arab Emirates, Dirhams
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.9006	0.8875
Average rates	0.8692	0.9503
Singapore, Dollars
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	2.4753	2.2572
Average rates	2.3130	2.5261
USD
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	3.3080	3.2591
Average rates	3.1920	3.4901
Euro Member Countries, Euro
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	3.9693	3.4384
Average rates	3.6071	3.8615
Hungary, Forint
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0128	0.0111
Average rates	0.0117	0.0124
Japan, Yen
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0294	0.0279
Average rates	0.0285	0.0321
United Kingdom, Pounds
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	4.4714	4.0364
Average rates	4.1150	4.7464
Argentina, Pesos
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.1755	0.2056
Average rates	0.1934	0.2373
Chile, Pesos
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0054	0.0049
Average rates	0.0049	0.0052
Uruguay, Pesos
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.1149	0.1122
Average rates	0.1115	0.1158
South Africa, Rand
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.2690	0.2379
Average rates	0.2401	0.2372
China, Yuan Renminbi
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.5087	0.4695
Average rates	0.4726	0.5261
Saudi Arabia, Riyals
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.8821	0.8689
Average rates	0.8512	0.9307
Qatar, Rials
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.9088	0.8951
Average rates	0.8727	0.9586
Oman, Rials
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	8.6011	8.4718
Average rates	8.2977	9.0721
Malaysia, Ringgits
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.8180	0.7267
Average rates	0.7435	0.8433
Rubles
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0574	0.0534
Average rates	0.0548	0.0521
Korea (South), Won
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.0031	0.0027
Average rates	0.0028	0.003
Turkey, New Lira
SummaryOfSignificantAccountingPoliciesDetailsItemsLineItems [Line Items]
Exchange rate	0.8752	0.9258
Average rates	0.8759	1.1593